Jan. 31, 2025
Conestoga SMid Cap Fund
CONESTOGA SMID CAP FUND
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Conestoga SMid Cap Fund - USD ($)	Conestoga SMid Cap Fund Investors Class	Conestoga SMid Cap Fund Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Conestoga SMid Cap Fund		Conestoga SMid Cap Fund Investors Class	Conestoga SMid Cap Fund Institutional Class
Management Fees		0.85%	0.85%
Distribution (12b-1) Fees		0.25%	none
Service Fees	[1]	0.25%	0.05%
Other Operating Expenses		0.19%	0.12%
Total Annual Fund Operating Expenses		1.54%	1.02%
Expense Limitation	[2]	(0.44%)	(0.17%)
Total Annual Fund Operating Expenses After Expense Limitation		1.10%	0.85%
[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2025. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares, which reflect the 0.05% in Shareholder Servicing fees paid by Investors Class shares for the fiscal year ended September 30, 2024.
[2]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2026, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement and at the time of recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Conestoga SMid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Conestoga SMid Cap Fund Investors Class	112	443	798	1,797
Conestoga SMid Cap Fund Institutional Class	87	308	547	1,232

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2024), the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small-to-mid (“smid”) market capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers smid market capitalization companies to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the current range of companies included in the Russell 2500® Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. As of December 31, 2024, the capitalization range of the Russell 2500® Index was from $6.6 million to $27.5 billion. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small and mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. Companies will meet the Adviser’s criteria and, according to the Adviser’s analysis, must, in the Adviser’s opinion, have the potential to appreciate at least 100% over a four-to-six-year period. The Adviser uses a bottom-up approach in selecting securities. The Fund may invest in securities of companies of any market sector and may, from time to time, hold a significant amount of securities of companies within a single sector. Sectors are defined by the Russell Industry Classification Benchmark (“ICB”) Industry Classifications. The Fund currently anticipates that it will have significant exposure to the Industrials, Healthcare and Technology sectors. There is no guarantee that the Fund will achieve its investment objective.

Principal Risks
Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for one-year, five-year and since inception periods compare with those of a broad measure of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: conestogafunds.com.

The returns below represent the returns for Investors Class shares of the Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was 25.35% for the three months ended June 30, 2020. During the same period, the Fund’s worst performing quarter was -20.00% for the three months ended March 31, 2020.

Average Annual Total Returns as of 12/31/24

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2024 to those of the Russell 3000 Index and Russell 2500 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.

Average Annual Total Returns - Conestoga SMid Cap Fund		1 Year	5 Years	10 Years	Inception Date
Conestoga SMid Cap Fund Investors Class		10.44%	7.72%	11.08%	Jan. 21, 2014
Conestoga SMid Cap Fund Investors Class | After Taxes on Distributions		10.44%	7.72%	11.01%	Jan. 21, 2014
Conestoga SMid Cap Fund Investors Class | After Taxes on Distributions and Sales		6.18%	6.08%	9.20%	Jan. 21, 2014
Conestoga SMid Cap Fund Investors Class | Russell 3000 Index One (the performance information for this index reflects no deduction for fees, expenses or taxes)	[1]	23.81%	13.86%	12.55%	Jan. 21, 2014
Conestoga SMid Cap Fund Investors Class | Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)		13.90%	8.08%	9.45%	Jan. 21, 2014
Conestoga SMid Cap Fund Institutional Class	[2]	10.71%	7.99%	11.35%	Dec. 15, 2014
Conestoga SMid Cap Fund Institutional Class | Russell 3000 Index One (the performance information for this index reflects no deduction for fees, expenses or taxes)	[1]	23.81%	13.86%	12.55%	Dec. 15, 2014
Conestoga SMid Cap Fund Institutional Class | Russell 2500 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)		13.90%	8.08%	9.45%	Dec. 15, 2014
[1]	The Russell 3000 Index is provided so that investors may compare the performance of the Fund with the performance of a broad-based index that represents the overall domestic equity market.
[2]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds.

Conestoga SMid Cap Fund | Risk Lose Money [Member]
You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective.
Conestoga SMid Cap Fund | Market Risk [Member]

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, unexpected trading activity among retail investors, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, natural/environmental disasters, climate-change and climate related events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Conestoga SMid Cap Fund | Equity Risk [Member]

●	Equity Risk: Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

Conestoga SMid Cap Fund | Management Risk [Member]

●	Management Risk: Management risk is the risk that the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is also the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

Conestoga SMid Cap Fund | SMid Cap Securities Risk [Member]

●	SMid Cap Securities Risk: Small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. Stocks of small and mid capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small or mid cap companies may have limited product lines, markets or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Conestoga SMid Cap Fund | Valuation Risk [Member]

●	Valuation Risk: The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Conestoga SMid Cap Fund | Industry and Sector Risk [Member]

●

Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector, as defined by third-party sources, may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector. Sectors are defined by the Russell ICB Industry Classifications. The Fund currently anticipates that it will have significant exposure to the industrials, healthcare and technology sectors. Notwithstanding the foregoing, the Fund has a policy not to concentrate in any single industry.

○	Industrials Sector Risk. Industrials include companies involved in the design, manufacture or distribution of construction and building materials, defense and aerospace, containers and packaging, electronics, transportation and support services. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, changes in supply and demand for products and services, product obsolescence, claims for environmental damages or product liability, and general economic conditions.
○	Technology Securities Risk. Technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Conestoga SMid Cap Fund | Large Redemption Risk [Member]

●	Large Redemption Risk: The Fund could experience a loss when selling securities to meet shareholder redemptions. The risk of loss increases if the withdrawal requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Conestoga SMid Cap Fund | Investment Style Risk [Member]

●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

Conestoga SMid Cap Fund | Foreign Securities Risk [Member]

●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

Conestoga Mid Cap Fund
CONESTOGA MID CAP FUND
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Conestoga Mid Cap Fund - USD ($)	Conestoga Mid Cap Fund Investors Class	Conestoga Mid Cap Fund Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Conestoga Mid Cap Fund		Conestoga Mid Cap Fund Investors Class	Conestoga Mid Cap Fund Institutional Class
Management Fees		0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none
Service Fees	[1]	0.25%	0.10%
Other Operating Expenses		12.37%	7.83%
Total Annual Fund Operating Expenses		13.67%	8.73%
Expense Limitation	[2]	(12.62%)	(7.93%)
Total Annual Fund Operating Expenses After Expense Limitation		1.05%	0.80%
[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2025. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares in the Fund’s shareholder report, which reflect the 0.05% Shareholder Servicing fee limit approved by the Board for the Fund’s fiscal year ended September 30, 2024.
[2]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.05% (for the Investors Class) and 0.80% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2026, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement and at the time of recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Conestoga Mid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Conestoga Mid Cap Fund Investors Class	107	2,708	4,877	8,855
Conestoga Mid Cap Fund Institutional Class	82	1,834	3,458	7,016

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2024), the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of mid-market capitalization companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers mid-market capitalization companies to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations within the range of companies included in the Russell Midcap® Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. This policy does not require the Fund to sell the security of a mid cap company if such company’s market capitalization moves outside the range of the market capitalization in the Russell Midcap® Index. For purposes of this policy, “net assets” includes any borrowings for investment purposes. As of December 31, 2024, the capitalization range of the Russell Midcap® Index was from $664.2 million to $171.7 billion. The Adviser follows an investment style which seeks to identify higher quality companies growing through multiple business cycles. The Adviser generally invests the Fund’s assets in mid-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. Companies will meet the Adviser’s criteria and, according to the Adviser’s analysis, must, in the Adviser’s opinion, have the potential to appreciate at least 100% over a five-to-six-year period. The Adviser uses a bottom-up approach in selecting securities. Bottom-up investing focuses on the analysis of individual company fundamentals while placing less significance on macroeconomic factors. The Fund may invest in securities of any market sector and may, from time to time, hold a significant amount of securities of companies within a single sector. Sectors are defined by the Russell Industry Classification Benchmark (“ICB”) Industry Classifications. The Fund currently anticipates that it will have significant exposure to the Industrials, Consumer Discretionary, Technology and Healthcare sectors. There is no guarantee that the Fund will achieve its investment objective.

Principal Risks
Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: conestogafunds.com.

The returns below represent the returns for Investors Class shares of the Fund. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was 10.69% for the three months ended December 31, 2023. During the same period, the Fund’s worst performing quarter was -20.09% for the three months ended June 30, 2022.

Average Annual Total Returns as of 12/31/2024

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2024 to those of the Russell 3000 Index and Russell Midcap Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.

Average Annual Total Returns - Conestoga Mid Cap Fund		1 Year	Since Inception	Inception Date
Conestoga Mid Cap Fund Investors Class		3.84%	(1.57%)	Jun. 29, 2021
Conestoga Mid Cap Fund Investors Class | After Taxes on Distributions		3.84%	(1.57%)	Jun. 29, 2021
Conestoga Mid Cap Fund Investors Class | After Taxes on Distributions and Sales		2.27%	(1.19%)	Jun. 29, 2021
Conestoga Mid Cap Fund Investors Class | Russell Midcap Growth Index (the performance information for the index reflects no deduction for fees, expenses or taxes)		22.10%	3.92%	Jun. 29, 2021
Conestoga Mid Cap Fund Investors Class | Russell 3000 Index Three (the performance information for this index reflects no deduction for fees, expenses or taxes)	[1]	23.81%	9.53%	Jun. 29, 2021
Conestoga Mid Cap Fund Institutional Class		4.03%	(1.33%)	Jun. 29, 2021
Conestoga Mid Cap Fund Institutional Class | Russell Midcap Growth Index (the performance information for the index reflects no deduction for fees, expenses or taxes)		22.10%	3.92%	Jun. 29, 2021
Conestoga Mid Cap Fund Institutional Class | Russell 3000 Index Three (the performance information for this index reflects no deduction for fees, expenses or taxes)	[1]	23.81%	9.53%	Jun. 29, 2021
[1]	The Russell 3000 Index is provided so that investors may compare the performance of the Fund with the performance of a broad-based index that represents the overall domestic equity market.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Conestoga Mid Cap Fund | Risk Lose Money [Member]
You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its objective.
Conestoga Mid Cap Fund | Market Risk [Member]

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, unexpected trading activity among retail investors, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, natural/environmental disasters, climate-change and climate related events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Conestoga Mid Cap Fund | Equity Risk [Member]

●	Equity Risk: Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

Conestoga Mid Cap Fund | Management Risk [Member]

●	Management Risk: Management risk is the risk that the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk also involves the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

Conestoga Mid Cap Fund | Valuation Risk [Member]

●	Valuation Risk: The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Conestoga Mid Cap Fund | Industry and Sector Risk [Member]

●

Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector, as defined by third-party sources, may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector. Sectors are defined by the Russell ICB Industry Classifications. The Fund currently anticipates that it will have significant exposure to the industrials, technology, healthcare, and consumer discretionary. Notwithstanding the foregoing, the Fund has a policy not to concentrate in any single industry.

○	Industrials Sector Risk. Industrials include companies involved in the design, manufacture or distribution of construction and building materials, defense and aerospace, containers and packaging, electronics, transportation and support services. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, changes in supply and demand for products and services, product obsolescence, claims for environmental damages or product liability, and general economic conditions.
○	Technology Securities Risk. Technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.
○	Consumer Discretionary Sector Risk. To the extent the consumer discretionary sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Companies engaged in the consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.
○	Healthcare Sector Risk. To the extent the healthcare sector represents a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The profitability of companies in healthcare may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Conestoga Mid Cap Fund | Large Redemption Risk [Member]

●	Large Redemption Risk: The Fund could experience a loss when selling securities to meet shareholder redemptions. The risk of loss increases if the withdrawal requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Conestoga Mid Cap Fund | Investment Style Risk [Member]

●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

Conestoga Mid Cap Fund | Foreign Securities Risk [Member]

●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

Conestoga Mid Cap Fund | Mid Cap Securities Risk [Member]

●	Mid Cap Securities Risk: Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market. Stocks of mid capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid cap companies may have limited product lines, markets or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

CONESTOGA DISCOVERY FUND
CONESTOGA Discovery FUND
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - CONESTOGA DISCOVERY FUND - USD ($)	CONESTOGA DISCOVERY FUND Investors Class	CONESTOGA DISCOVERY FUND Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - CONESTOGA DISCOVERY FUND		CONESTOGA DISCOVERY FUND Investors Class	CONESTOGA DISCOVERY FUND Institutional Class
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Service Fees	[1]	0.25%	0.10%
Other Operating Expenses		6.46%	7.03%
Total Annual Fund Operating Expenses		7.96%	8.13%
Expense Limitation	[2]	(6.46%)	(6.88%)
Total Annual Fund Operating Expenses After Expense Limitation		1.50%	1.25%
[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay annual fees of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2025. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares in the Fund’s shareholder report, which reflect the 0.05% Shareholder Servicing fee limit approved by the Board for the Fund’s fiscal year ended September 30, 2024.
[2]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s “Total Annual Fund Operating Expenses” (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.50% (for the Investors Class) and 1.25% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2026, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement and at the time of recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - CONESTOGA DISCOVERY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CONESTOGA DISCOVERY FUND Investors Class	153	1,752	3,258	6,650
CONESTOGA DISCOVERY FUND Institutional Class	127	1,762	3,296	6,730

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2024, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of micro-capitalization companies. Equity securities include common and preferred stocks, both domestic and foreign, convertible securities, rights, warrants and American depositary receipts (“ADRs”). While there is no limit on investing in foreign securities, the Fund does not expect investment in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers micro market capitalization (“micro-cap”) companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell Micro Cap® Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. This policy does not require the Fund to sell the security of a micro-cap company if such company’s market capitalization moves outside the range of the market capitalization in the Russell Micro Cap® Index. As of December 31, 2024, the capitalization range of the Russell Micro Cap® Index was from $1.9 million to $7.3 billion. For purposes of this policy, “net assets” includes any borrowings for investment purposes. The Adviser follows an investment style which seeks to identify higher quality companies growing through multiple business cycles. The Adviser generally invests the Fund’s assets in micro-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where financial characteristics, based on fundamental analysis, appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage as may be evident by market share or technological/product advantages relative to peers, and where management has an important ownership stake in the company that aligns their incentives with those of shareholders. Companies will meet the Adviser’s criteria and, according to the Adviser’s analysis, must, in the Adviser’s opinion, have the potential to appreciate at least 100% over a three-to-four-year period. The Adviser uses a bottom-up approach in selecting securities. Bottom-up investing focuses on the analysis of individual company fundamentals while placing less significance on macroeconomic factors. The Fund may invest in securities of any market sector and may, from time to time, hold a significant amount of securities of companies within a single sector. The Fund currently anticipates that it will have significant exposure to the Industrials, Healthcare and Technology sectors. There is no guarantee that the Fund will achieve its investment objective.

Principal Risks
Performance

The bar chart below illustrates the long-term performance of the Fund. The bar chart below shows how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of all dividends and distributions. As with all such investments, past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available on the Fund’s website: conestogafunds.com.

The Fund commenced operation as a series of Conestoga Funds on December 20, 2021, when all of the assets of Conestoga Micro Cap Fund, LP (the “Predecessor Fund”) transferred to Institutional Class and Investors Class shares of the Fund. The Fund’s investment objectives, policies, guidelines and restrictions are in all material respects equivalent to those of the Predecessor Fund, and the investment adviser and portfolio managers for the Fund are the same as those of the Predecessor Fund. Accordingly, the performance information shown below for periods prior to December 20, 2021 is that of the Predecessor Fund and the performance information shown for periods on or after December 20, 2021 is that of the Fund’s Investors Class and Institutional Class Shares. The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Accordingly, future Fund performance may be different than the Predecessor Fund’s restated past performance. The Predecessor Fund was not a regulated investment company under Subchapter M of the Internal Revenue Code and therefore did not distribute current or accumulated earnings and profits and was not subject to the diversification and source of income requirements applicable to regulated investment companies. Monthly returns since the inception of the Predecessor Fund are provided in Appendix A of the Statutory Prospectus.

The returns below represent the returns for Investors Class shares of the Fund. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart above, the highest quarterly return was 30.40% (for the quarter ended December 31, 2020) and the lowest quarterly return was -20.60% (for the quarter ended June 30, 2022).

Average Annual Total Returns as of 12/31/2024

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2024 to those of the Russell 3000 Index and Russell Microcap® Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.

As noted above, the performance information shown below for periods prior to December 20, 2021 is that of the Predecessor Fund and the performance information shown for periods on or after December 20, 2021 is that of the Fund’s Investors Class and Institutional Class Shares.

Average Annual Total Returns - CONESTOGA DISCOVERY FUND		1 Year	5 Years	Since Inception	Inception Date
CONESTOGA DISCOVERY FUND Investors Class		13.03%	7.17%	7.93%	Nov. 30, 2018
CONESTOGA DISCOVERY FUND Investors Class | After Taxes on Distributions		13.03%	7.17%	7.93%	Nov. 30, 2018
CONESTOGA DISCOVERY FUND Investors Class | After Taxes on Distributions and Sales		7.71%	5.64%	6.30%	Nov. 30, 2018
CONESTOGA DISCOVERY FUND Investors Class | Russell 3000 Index Five (the performance information for this index reflects no deduction for fees, expenses or taxes)	[1]	23.81%	13.86%	14.46%	Nov. 30, 2018
CONESTOGA DISCOVERY FUND Investors Class | Russell Microcap® Growth Index (the performance information for the index reflects no deduction for fees, expenses or taxes)		21.90%	5.72%	5.94%	Nov. 30, 2018
CONESTOGA DISCOVERY FUND Institutional Class		13.40%	7.44%	8.20%	Nov. 30, 2018
CONESTOGA DISCOVERY FUND Institutional Class | Russell 3000 Index Five (the performance information for this index reflects no deduction for fees, expenses or taxes)	[1]	23.81%	13.86%	14.46%	Nov. 30, 2018
CONESTOGA DISCOVERY FUND Institutional Class | Russell Microcap® Growth Index (the performance information for the index reflects no deduction for fees, expenses or taxes)		21.90%	5.72%	5.94%	Nov. 30, 2018
[1]	The Russell 3000 Index is provided so that investors may compare the performance of the Fund with the performance of a broad-based index that represents the overall domestic equity market.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds.

CONESTOGA DISCOVERY FUND | Risk Lose Money [Member]
You may lose money by investing in the Fund and there is no guarantee that the Fund will achieve its investment objective.
CONESTOGA DISCOVERY FUND | Market Risk [Member]

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, natural/environmental disasters, climate-change and climate related events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

CONESTOGA DISCOVERY FUND | Equity Risk [Member]

●	Equity Risk: Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

CONESTOGA DISCOVERY FUND | Management Risk [Member]

●	Management Risk: Management risk is the risk that the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk is that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

CONESTOGA DISCOVERY FUND | Valuation Risk [Member]

●	Valuation Risk: The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

CONESTOGA DISCOVERY FUND | Large Redemption Risk [Member]

●	Large Redemption Risk: The Fund could experience a loss when selling securities to meet shareholder redemptions. The risk of loss increases if the withdrawal requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

CONESTOGA DISCOVERY FUND | Investment Style Risk [Member]

●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

CONESTOGA DISCOVERY FUND | Foreign Securities Risk [Member]

●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

CONESTOGA DISCOVERY FUND | Small and Micro-Cap Company Risk [Member]

●	Small and Micro-Cap Company Risk: Small company risk is a particularly pronounced risk for the Fund because it invests a significant percentage of its assets in the stocks of companies with relatively small market capitalizations. The securities of small and micro-cap companies may be more volatile in price, have wider spreads between their bid and ask prices, and have significantly lower trading volume than the securities of larger capitalization companies. As a result, the purchase or sale of more than a limited number of shares of the securities of a smaller company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. Some small and micro-cap companies are followed by few, if any, securities analysts, and there tends to be less publicly available information about such companies. The small and micro-cap securities may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the “pink sheets,” and may not be traded every day or in the volume typical of trading on a national securities exchange. They generally have even more limited trading volumes and are subject to even more abrupt or erratic market price movements than are mid and large cap securities, and the Fund may be able to deal with only a few market-makers when purchasing and selling securities. These companies may have limited product lines, markets or financial resources, may depend on a few key employees and lack management depth, and may be more vulnerable to adverse business or market developments. Smaller company stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks. Moreover, the lack of an efficient market for the securities may make them difficult to value.

CONESTOGA DISCOVERY FUND | Sector Risk [Member]

●	Sector Risk: If the Fund has significant investments in the securities of issuers within a particular sector, as defined by third-party sources, any development affecting that sector will have a greater impact on the value of net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector.

○	Industrials Sector Risk: Industrials include companies involved in the design, manufacture or distribution of construction and building materials, defense and aerospace, containers and packaging, electronics, transportation and support services. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, changes in supply and demand for products and services, product obsolescence, claims for environmental damages or product liability, and general economic conditions.
○	Healthcare Sector Risk: The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
○	Technology Securities Risk: Technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology companies.

Conestoga Small Cap Fund
CONESTOGA SMALL CAP FUND
Investment Objective
The Fund seeks to provide long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Conestoga Small Cap Fund - USD ($)	Conestoga Small Cap Fund Investors Class	Conestoga Small Cap Fund Institutional Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses - Conestoga Small Cap Fund		Conestoga Small Cap Fund Investors Class	Conestoga Small Cap Fund Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.25%	none
Service Fees	[1]	0.25%	0.06%
Other Operating Expenses		0.06%	0.03%
Total Annual Fund Operating Expenses		1.46%	0.99%
Expense Limitation	[2]	(0.36%)	(0.09%)
Total Annual Fund Operating Expenses After Expense Limitation		1.10%	0.90%
[1]	The Fund has adopted Shareholder Servicing Plans on behalf of the Investors Class and the Institutional Class that will allow the Fund to pay an annual fee of up to 0.25% (for Investors Class) and 0.10% (for Institutional Class) of its average daily net assets for providing services to the Fund’s Investors Class shareholders and Institutional Class shareholders, respectively. The Board of Trustees (the “Board”) of the Trust will limit the Shareholder Servicing fees charged to Investors Class shares of the Fund to 0.05% of the average daily net assets attributable to Investors Class shares until at least September 30, 2025. The Total Annual Fund Operating Expenses for Investors Class shares reflect the maximum 0.25% in Shareholder Servicing fees authorized under the Shareholder Servicing Plan for Investors Class shares and do not match the ratio of total expenses to average net assets in the financial highlights for Investors Class shares, which reflect the 0.05% in Shareholder Servicing Fees paid by Investors Class shares for the fiscal year ended September 30, 2024.
[2]	Conestoga Capital Advisors, LLC (the “Adviser”) has contractually agreed to limit the Fund’s ‘Total Annual Fund Operating Expenses’ (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of the Fund’s average daily net assets until at least January 31, 2026, subject to termination at any time at the option of the Board. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed two years from the date the waiver or reimbursement was made to the extent such a recapture does not cause the “Total Annual Fund Operating Expenses” to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement and at the time of recoupment.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated (the Example for one year reflects the contractual expense limitation described above; the amounts for the other periods reflect the contractual expense limitation described above only for the first year of such periods) and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Conestoga Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Conestoga Small Cap Fund Investors Class	112	426	763	1,715
Conestoga Small Cap Fund Institutional Class	92	306	538	1,205

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year (ended September 30, 2024) the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

Under normal market circumstances, the Fund invests at least 80% of its net assets in equity securities of small market capitalization (“small-cap”) companies. Equity securities include American depositary receipts (“ADRs”), convertible securities, foreign and domestic common and preferred stocks, rights and warrants. While there is no limit on investing in foreign securities, the Fund does not expect investments in foreign securities to exceed 20% of the Fund’s total assets. The Adviser considers small-cap companies for this purpose to be those companies that, at the time of initial purchase (including the existing portfolio), have market capitalizations generally within the range of companies included in the Russell 2000® Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, “net assets” includes any borrowings for investment purposes. As of December 31, 2024, the capitalization range of the Russell 2000® Index was from $6.6 million to $14.7 billion. The Adviser follows an investment style sometimes called “GARP” or “Growth At a Reasonable Price.” The Adviser generally invests the Fund’s assets in small-cap companies with expected earnings growth that exceed that of the average of all U.S. publicly traded companies, where valuations seem reasonable compared to the expected earnings growth, where fundamental financial characteristics appear to be strong, where (in the Adviser’s opinion) the business model offers sustainable competitive advantage, and where management has an important ownership stake in the company. Companies will meet the Adviser’s criteria and, according to the Adviser’s analysis, must, in the Adviser’s opinion, have the potential to appreciate at least 100% over a three-to-five-year period. The Adviser uses a bottom-up approach in selecting securities. The Fund may invest in securities of companies of any market sector and may, from time to time, hold a significant amount of securities of companies within a single sector. Sectors are defined by the Russell Industry Classification Benchmark (“ICB”) Industry Classifications. The Fund currently anticipates that it will have significant exposure to the Industrials and Technology sectors. There is no guarantee that the Fund will achieve its investment objective.

Principal Risks
Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the performance of Investors Class shares of the Fund from year to year and by showing how the Fund’s average annual returns for the one-year, five-year, ten-year and since inception periods compare with those of a broad measure of market performance. Past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website: conestogafunds.com.

The returns below represent the returns for Investors Class shares of the Small Cap Fund (formerly, “Shares”). Institutional Class shares and Investors Class shares of the Small Cap Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses.

Calendar Year Total Return

During the period shown in the chart, the Fund’s best performing quarter was 26.43% for the three months ended June 30, 2020. During the same period, the Fund’s worst performing quarter was -19.32% for the three months ended March 31, 2020.

Average Annual Total Returns as of 12/31/24

This table compares the Fund’s average annual total returns for Investors Class shares and Institutional Class shares (before taxes only) for the periods ended December 31, 2024 to those of the Russell 3000 Index and Russell 2000 Growth Index. Institutional Class shares and Investors Class shares of the Fund have returns that are substantially similar because they represent investments in the same portfolio securities and differ only to the extent that they have different expenses. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates. These after-tax returns do not reflect the effect of any applicable state or local taxes. Your after-tax returns may differ from those shown. After-tax returns are not relevant to shareholders investing through tax-deferred programs such as an IRA plan.

Average Annual Total Returns - Conestoga Small Cap Fund		1 Year	5 Years	10 Years	Inception Date
Conestoga Small Cap Fund Institutional Class	[1]	8.96%	7.82%	11.37%	Aug. 13, 2014
Conestoga Small Cap Fund Institutional Class | Russell 3000 Index (the performance information for this index reflects no deduction for fees, expenses or taxes	[2]	23.81%	13.86%	12.55%	Aug. 13, 2014
Conestoga Small Cap Fund Institutional Class | Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)		15.15%	6.86%	8.09%	Aug. 13, 2014
Conestoga Small Cap Fund Investors Class		8.74%	7.60%	11.14%
Conestoga Small Cap Fund Investors Class | After Taxes on Distributions		8.75%	7.10%	10.56%
Conestoga Small Cap Fund Investors Class | After Taxes on Distributions and Sales		5.18%	5.95%	9.13%
Conestoga Small Cap Fund Investors Class | Russell 3000 Index (the performance information for this index reflects no deduction for fees, expenses or taxes	[2]	23.81%	13.86%	12.55%
Conestoga Small Cap Fund Investors Class | Russell 2000 Growth Index (the performance information for this index reflects no deduction for fees, expenses or taxes)		15.15%	6.86%	8.09%
[1]	Return before taxes. Returns after taxes on distributions and after taxes on distributions and sale of Fund shares are shown for Investors Class shares only and will differ for Institutional Class shares.
[2]	The Russell 3000 Index is provided so that investors may compare the performance of the Fund with the performance of a broad-based index that represents the overall domestic equity market.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.

Conestoga Small Cap Fund | Risk Lose Money [Member]
You may lose money by investing in the Fund.
Conestoga Small Cap Fund | Market Risk [Member]

●	Market Risk: The market values of securities acquired by the Fund may decline. Market risk may result from expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, unexpected trading activity among retail investors, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, natural/environmental disasters, climate-change and climate related events, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Conestoga Small Cap Fund | Equity Risk [Member]

●	Equity Risk: Equity risk is the risk that a security’s value will fluctuate in response to events affecting an issuer’s profitability or viability. Unlike debt securities, which have a superior claim to a company’s assets in case of liquidation or bankruptcy, equity securities benefit from a company’s earnings and cash flow only after the company meets its other obligations. For example, a company must pay interest on its bonds before it pays stock dividends to shareholders.

Conestoga Small Cap Fund | Management Risk [Member]

●	Management Risk: Management risk is the risk that the Adviser does not execute the Fund’s principal investment strategies effectively. Management risk also involves the risk that a strategy used by the Adviser may fail to produce the intended results for the Fund or that imperfections, errors or limitations in the tools and data used by the Adviser may cause unintended results.

Conestoga Small Cap Fund | Valuation Risk [Member]

●	Valuation Risk: The sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Conestoga Small Cap Fund | Industry and Sector Risk [Member]

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Industry and Sector Risk: Significant investments in the securities of issuers within a particular industry or sector, as defined by third-party sources, may have a greater impact on value. Companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities in all companies in a particular sector of the market to decrease. While the Fund may not concentrate in any one industry (as defined in the Statement of Additional Information), the Fund may invest without limitation in a particular market sector. Sectors are defined by the Russell ICB Industry Classifications. The Fund currently anticipates that it will have significant exposure to the industrials and technology sectors. Notwithstanding the foregoing, the Fund has a policy not to concentrate in any single industry.

○	Industrials Sector Risk. Industrials include companies involved in the design, manufacture or distribution of construction and building materials, defense and aerospace, containers and packaging, electronics, transportation and support services. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, changes in supply and demand for products and services, product obsolescence, claims for environmental damages or product liability, and general economic conditions.
○	Technology Securities Risk. Technology companies may be subject to greater price volatility than securities of companies in other sectors. Technology companies are subject to significant competitive pressures. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

Conestoga Small Cap Fund | Large Redemption Risk [Member]

●	Large Redemption Risk: The Fund could experience a loss when selling securities to meet shareholder redemptions. The risk of loss increases if the withdrawal requests are unusually large or frequent or occur in times of overall market turmoil or declining prices.

Conestoga Small Cap Fund | Investment Style Risk [Member]

●	Investment Style Risk: A company’s earnings may not increase as expected. Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ a different investment style.

Conestoga Small Cap Fund | Foreign Securities Risk [Member]

●	Foreign Securities Risk: Foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. and are subject to fluctuations in currency exchange rates.

Conestoga Small Cap Fund | Small Cap Securities Risk [Member]

●	Small Cap Securities Risk: Smaller, less seasoned companies may lose market share or profits to a greater extent than larger, established companies in times of deteriorating economic conditions. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines, markets or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.